Consolidated statement of profit or loss - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated statement of profit or loss
Sales revenue	$ 50,223,393	$ 71,488,512	$ 68,603,872
Cost of sales	(37,567,472)	(44,972,360)	(41,184,379)
Gross profit	12,655,921	26,516,152	27,419,493
Administrative expenses	(3,373,150)	(2,151,599)	(1,653,858)
Operations and project expenses	(2,586,016)	(2,631,754)	(2,903,132)
Impairment loss of non-current assets, net	(633,156)	(1,762,437)	(368,634)
Other operating income (expenses), net	1,118,166	1,056,796	(35,455)
Operating income	7,181,765	21,027,158	22,458,414
Financial results, net
Finance income	1,101,430	1,623,336	1,129,563
Finance expenses	(3,929,791)	(3,334,469)	(3,512,161)
Foreign exchange gain, net	346,774	40,639	372,223
Financial result, net	(2,481,587)	(1,670,494)	(2,010,375)
Share of profits of associates and joint ventures	76,336	366,904	165,836
Profit before income tax expense	4,776,514	19,723,568	20,613,875
Income tax expense	(2,038,661)	(4,718,413)	(8,258,485)
Net profit for the year	2,737,853	15,005,155	12,355,390
Net profit attributable to:
Owners of parent	1,586,677	13,744,011	11,381,386
Non-controlling interest	1,151,176	1,261,144	974,004
Net profit (loss) for the period	$ 2,737,853	$ 15,005,155	$ 12,355,390
Basic and diluted earnings per share	$ 38.6	$ 334.3	$ 276.8